Annual Fund Operating Expenses - PIMCO California Municipal Opportunistic Value Fund - Institutional	Jul. 30, 2021
Operating Expenses:
Management Fees	0.63%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.61%

[1]	PIMCO has contractually agreed through July 31, 2022, to reduce its advisory fee by 0.03% of the average daily net assets of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term. PIMCO may not recoup these waivers in future periods.